Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2013	2012
Federal - current provision	$1,579	$1,227
Federal - deferred provision	491	459
Total federal provision	2,070	1,686
State - current provision	599	216
State - deferred (benefit) provision	(102)	324
Total state provision	497	540
Total provision for income taxes	$2,567	$2,226

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	For the years ended December 31,
(In thousands, except percentages)	2013	2012
Federal income tax provision at statutory rate	$2,612	$2,199
Increases (decreases) resulting from:
Bank owned life insurance	(118)	(100)
Tax-exempt interest	(156)	(161)
Meals and entertainment	14	17
State income taxes, net of federal income tax effect	328	356
Other, net	(113)	(85)
Provision for income taxes	$2,567	$2,226
Effective tax rate	33.4%	34.4%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

(In thousands)	December 31, 2013	December 31, 2012
Deferred tax assets:
Allowance for loan losses	$5,249	$5,895
Lost interest on nonaccrual loans	802	717
Stock-based compensation	427	390
Depreciation	418	256
Net unrealized security losses	303	-
Deferred compensation	190	174
State net operating loss	138	-
Disallowed write-down on OREO properties	-	60
Other	95	102
Gross deferred tax assets	7,622	7,594
Valuation allowance	(113)	-
Total deferred tax assets	7,509	7,594
Deferred tax liabilities:
Net unrealized security gains	-	885
Deferred loan costs	318	354
Goodwill	326	286
Bond accretion	113	115
Other	-	-
Total deferred tax liabilities	757	1,640
Net deferred tax asset	$6,752	$5,954